Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Plan's Investments Measured at Fair Value

The Plan’s investments measured at fair value as of December 31, 2025 are as follows:

	Level 1	Level 2	Total
Mutual funds	$90,430,601	$—	$90,430,601
Common stock	10,183,626	—	10,183,626
Collective investment trust	—	1,989,955	1,989,955
Total investments in the fair value hierarchy	$100,614,227	$1,989,955	$102,604,182

The Plan’s investments measured at fair value as of December 31, 2024 are as follows:

	Level 1	Level 2	Total
Mutual funds	$72,639,219	$—	$72,639,219
Common stock	10,044,217	—	10,044,217
Collective investment trust	—	1,900,453	1,900,453
Total investments in the fair value hierarchy	$82,683,436	$1,900,453	$84,583,889